Interim Consolidated Statements of Cash Flows (Unaudited) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)		Jun. 30, 2025 SGD ($)		Jun. 30, 2024 SGD ($)
Cash Flows From Operating Activities:
Net income	$ (188)		$ (248)		$ 183
Adjustments to reconcile net profit (loss) to net cash used in operating activities:
Depreciation and amortization	37		49		40
Interest expense	7		10		11
Interest on lease liability	1		1		2
Interest income		[1]		[1]	(5)
Unrealised forex translation	(96)
Changes in operating assets and liabilities:
Accounts receivable	(34)		(40)		(118)
Deposits, prepayments and other receivables	(114)		(145)		(12)
Accounts payable and accrued liabilities	94		119		35
Income tax payable					(140)
Net cash used in operating activities	(293)		(254)		(4)
Cash Flows From Investing Activities:
Deposits, prepayments and other receivables		[1]		[1]	5
Purchase of property and equipment		[1]		[1]	(29)
Purchase of intangible asset	(23)		(31)		(23)
Net cash used in investing activities	(23)		(31)		(47)
Cash Flows From Financing Activities:
Dividends paid					(300)
Amount due from (to) director	568		530		518
Payment of transaction cost in connection to the issuance of shares					(456)
Repayment of bank borrowings	(45)		(57)		(56)
Interest paid on bank borrowings	(7)		(10)		(11)
Principal payment of lease liabilities	(14)		(18)		(17)
Payment of interest on lease liabilities	(1)		(1)		(2)
Net cash (used in) provided by financing activities	501		444		(324)
Effects of exchange rate changes on cash and cash equivalents	(43)
Net change in cash and cash equivalents	142		159		(375)
Cash and cash equivalents at beginning of the period	230		315		815
Cash and cash equivalents at end of the period	372				440
Cash and cash equivalents at end of the period	372		474		440
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	(8)		(11)		(13)
Cash paid for income tax					(140)
Interest income received					$ 5

[1]	Below S$1,000/US$1,000